Variable Interest Entities ("VIE") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Sep. 30, 2020 USD ($)
ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2020	$ 4,310
2021	17,100
2022	17,100
2023	17,100
2024	12,884
2025+	0
ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2020	4,310
2021	17,100
2022	17,100
2023	17,100
2024	15,695
2025+	0
ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2020	4,310
2021	17,100
2022	17,100
2023	17,100
2024	15,695
2025+	0
ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2020	4,310
2021	17,100
2022	17,100
2023	17,100
2024	17,147
2025+	1,452
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2020	4,498
2021	17,604
2022	17,051
2023	16,498
2024	15,953
2025+	12,863
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2020	3,382
2021	13,717
2022	13,717
2023	13,754
2024	13,717
2025+	13,717
COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2020	2,451
2021	9,804
2022	9,840
2023	9,866
2024	9,901
2025+	22,335
CSSC | Hilli
Variable Interest Entity [Line Items]
2020	25,489
2021	100,180
2022	97,187
2023	94,194
2024	91,273
2025+	275,722
CSSC | LNG Croatia
Variable Interest Entity [Line Items]
2020	114,497
2021	0
2022	0
2023	0
2024	0
2025+	0
AVIC Agreement | Golar Bear
Variable Interest Entity [Line Items]
2020	3,511
2021	13,793
2022	13,373
2023	12,952
2024	12,541
2025+	$ 26,124